Financial Assets and Liabilities - Summary of Categorization of Financial Instruments, Excluding Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Assets:
Financial Assets	$ 344,892,278	$ 451,228,622
Financial Liabilities:
Financial Liabilities	648,038,187	729,471,438
Loans and receivables [member]
Financial Assets:
Financial Assets	163,488,725	167,214,958
Loans and receivables [member] | Related parties [member]
Financial Assets:
Financial Assets	2,287,213	1,158,611
Fair value through profit or loss [member]
Financial Assets:
Financial Assets	2,602,680	10,130,806
Fair value through OCI [member]
Financial Assets:
Financial Assets	95,409,260	124,582,933
Equity investments at fair value through OCI and other short term investments [member]
Financial Assets:
Financial Assets	88,428,111	117,703,202
Equity investments at fair value through OCI and other short term investments [member] | Loans and receivables [member]
Financial Assets:
Financial Assets		15,026
Equity investments at fair value through OCI and other short term investments [member] | Fair value through OCI [member]
Financial Assets:
Financial Assets	88,428,111	117,688,176
Accounts receivable from subscribers distributors contractual assets and other net [member] | Loans and receivables [member]
Financial Assets:
Financial Assets	161,201,512	166,041,321
Financial instruments, class [member]
Financial Assets:
Financial Assets	2,602,680	10,130,806
Financial instruments, class [member] | Fair value through profit or loss [member]
Financial Assets:
Financial Assets	2,602,680	10,130,806
Liability Related to Right of Use of Assets [Member]
Financial Liabilities:
Financial Liabilities	134,148,811	98,654,225
Total Current Assets [Member] | Loans and receivables [member]
Financial Assets:
Financial Assets	163,488,725	167,214,958
Total Current Assets [Member] | Fair value through profit or loss [member]
Financial Assets:
Financial Assets	2,602,680	10,130,806
Total Current Assets [Member] | Fair value through OCI [member]
Financial Assets:
Financial Assets	88,428,111	117,688,176
Debt Instruments At Fair Value Through OCI [Member] | Fair value through OCI [member]
Financial Assets:
Financial Assets	6,981,149	6,894,757
Loans and receivables [member]
Financial Liabilities:
Financial Liabilities	826,435,278	873,388,890
Loans and receivables [member] | Related parties [member]
Financial Liabilities:
Financial Liabilities	7,224,218	4,216,882
Loans and receivables [member] | Debt [Member]
Financial Liabilities:
Financial Liabilities	510,589,480	564,030,102
Loans and receivables [member] | Accounts payable [Member]
Financial Liabilities:
Financial Liabilities	174,472,769	206,487,681
Loans and receivables [member] | Liability Related to Right of Use of Assets [Member]
Financial Liabilities:
Financial Liabilities	134,148,811	98,654,225
Fair value through profit or loss [Member]
Financial Liabilities:
Financial Liabilities	25,331,346	10,034,508
Fair value through profit or loss [Member] | Financial instruments, class [member]
Financial Liabilities:
Financial Liabilities	$ 25,331,346	$ 10,034,508